Summary of revenues by geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues (notes 5 and 25)	$ 5,640	$ 5,260	$ 3,652
Switzerland [Member]
IfrsStatementLineItems [Line Items]
Revenues (notes 5 and 25)	5,395	5,075	905
Ireland [Member]
IfrsStatementLineItems [Line Items]
Revenues (notes 5 and 25)	82		73
Denmark [Member]
IfrsStatementLineItems [Line Items]
Revenues (notes 5 and 25)	160	185	2,655
Other [Member]
IfrsStatementLineItems [Line Items]
Revenues (notes 5 and 25)	$ 3		$ 19